Basis of preparation of the consolidated financial statements (Details) - USD ($) $ in Millions	Jun. 30, 2022	Mar. 31, 2022
Arctic LNG 2 LLC
Associates
Impairment		$ (4,095)
Novatek
Associates
Impairment	$ (3,513)